Condensed Consolidated Unaudited Interim Statements of Cash Flows € in Thousands, $ in Thousands		6 Months Ended			12 Months Ended
		Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Dec. 31, 2018 EUR (€)
Cash flows from operating activities
Income (loss) for the period | €			€ (4,398)	€ (1,134)	€ 604
Adjustments for:
Financing expenses, net | €			3,127	916	2,091
Depreciation | €			3,043	2,767	5,816
Share-based payment transactions | €			3	2	5
Share of losses (profits) of equity accounted investees | €			(31)	(501)	(2,545)
Payment of interest on loan from an equity accounted investee | €			370	1,176	3,036
Change in trade receivables and other receivables | €			(1,744)	156	(17)
Change in other assets | €			(708)	135	37
Change in receivables from concessions project | €			646	622	1,431
Change in accrued severance pay, net | €			8	17	15
Change in trade payables | €			1,065	328	633
Change in other payables | €			1,054	(310)	(1,565)
Income tax expense (tax benefit) | €			514	(182)	215
Income taxes paid | €				(16)	(77)
Interest received | €			835	888	1,835
Interest paid | €			(2,655)	(2,597)	(4,924)
Net cash provided by operating activities | €			1,129	2,267	6,590
Cash flows from investing activities
Acquisition of fixed assets | €			(44,519)	(2,606)	(3,708)
Acquisition of subsidiary, net of cash acquired | €			(1,000)		(1,000)
Repayment of loan from an equity accounted investee | €				490	1,540
Proceeds from marketable securities | €					3,316
Proceeds from settlement of derivatives, net | €			532	223	664
Proceeds (investment) in restricted cash, net | €			(5,219)	1,604	(3,107)
Repayment (grant) of loan to others | €			3,500		(3,500)
Net cash used in investing activities | €			(46,706)	(289)	(5,795)
Cash flows from financing activities
Repayment of long-term loans and finance lease Obligations | €			(3,282)	(14,727)	(17,819)
Repayment of Debentures | €			(4,532)		(4,668)
Proceeds from options | €			19
Sale of shares in subsidiaries to non-controlling interests | €			14,062
Proceeds from long term loans, net | €			58,894	34,501	34,754
Net cash from financing activities | €			65,161	19,774	12,258
Effect of exchange rate fluctuations on cash and cash equivalents | €			(931)	(104)	(133)
Increase (decrease) in cash and cash equivalents | €			18,653	21,648	12,920
Cash and cash equivalents at the beginning of the period | €			36,882	23,962	23,962
Cash and cash equivalents at the end of the period | €			€ 55,535	€ 45,610	€ 36,882
USD [Member]
Cash flows from operating activities
Income (loss) for the period | $	[1]	$ (5,008)
Adjustments for:
Financing expenses, net | $	[1]	3,561
Depreciation | $	[1]	3,466
Share-based payment transactions | $	[1]	3
Share of losses (profits) of equity accounted investees | $	[1]	(35)
Payment of interest on loan from an equity accounted investee | $	[1]	421
Change in trade receivables and other receivables | $	[1]	(1,986)
Change in other assets | $	[1]	(806)
Change in receivables from concessions project | $	[1]	736
Change in accrued severance pay, net | $	[1]	9
Change in trade payables | $	[1]	1,213
Change in other payables | $	[1]	1,200
Income tax expense (tax benefit) | $	[1]	585
Income taxes paid | $	[1]
Interest received | $	[1]	951
Interest paid | $	[1]	(3,024)
Net cash provided by operating activities | $	[1]	1,286
Cash flows from investing activities
Acquisition of fixed assets | $	[1]	(50,706)
Acquisition of subsidiary, net of cash acquired | $	[1]	(1,139)
Repayment of loan from an equity accounted investee | $	[1]
Proceeds from marketable securities | $	[1]
Proceeds from settlement of derivatives, net | $	[1]	606
Proceeds (investment) in restricted cash, net | $	[1]	(5,944)
Repayment (grant) of loan to others | $	[1]	3,986
Net cash used in investing activities | $	[1]	(53,197)
Cash flows from financing activities
Repayment of long-term loans and finance lease Obligations | $	[1]	(3,738)
Repayment of Debentures | $	[1]	(5,162)
Proceeds from options | $	[1]	22
Sale of shares in subsidiaries to non-controlling interests | $	[1]	16,016
Proceeds from long term loans, net | $	[1]	67,079
Net cash from financing activities | $	[1]	74,217
Effect of exchange rate fluctuations on cash and cash equivalents | $	[1]	(1,061)
Increase (decrease) in cash and cash equivalents | $	[1]	21,245
Cash and cash equivalents at the beginning of the period | $	[1]	42,008
Cash and cash equivalents at the end of the period | $	[1]	$ 63,253

[1]	Convenience translation into US$ (exchange rate as at June 30, 2019: EUR 1 = US$ 1.139)